Condensed Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Common Stock	Preferred A Stock	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders’ Equity attributable to Agrify	Non- Controlling Interests	Total
Balance at Dec. 31, 2020			$ 19,831	$ (26,510)	$ (6,679)	$ 225	$ (6,454)
Balance (in Shares) at Dec. 31, 2020	21,058	100,000
Stock-based compensation			5,552		5,552		5,552
Beneficial conversion feature associated with amended Convertible Promissory Notes			3,869		3,869		3,869
Conversion of Convertible Note			13,100		13,100		13,100
Conversion of Convertible Note (in Shares)	8,485
Issuance of Common Stock – Initial Public Offering (“IPO”), net of fees			56,961		56,961		56,961
Issuance of Common Stock – Initial Public Offering (“IPO”), net of fees (in Shares)	31,050
Issuance of Common Stock – Secondary public offering, net of fees			79,839		79,839		79,839
Issuance of Common Stock – Secondary public offering, net of fees (in Shares)	31,945
Issuance of Common Stock in connection with acquisition			176		176		176
Issuance of Common Stock in connection with acquisition (in Shares)	40
Conversion of Preferred A Stock
Conversion of Preferred A Stock (in Shares)	6,865	(100,000)
Acquisition of Precision and Cascade			12,355		12,355		12,355
Acquisition of Precision and Cascade (in Shares)	3,332
Acquisition of PurePressure			2,211		2,211		2,211
Acquisition of PurePressure (in Shares)	1,202
Exercise of options			2,132		2,132		2,132
Exercise of options (in Shares)	3,288
Exercise of warrants			8		8		8
Exercise of warrants (in Shares)	3,770
Net income (loss)				(32,465)	(32,465)	140	(32,325)
Balance at Dec. 31, 2021			196,034	(58,975)	137,059	365	137,424
Balance (in Shares) at Dec. 31, 2021	111,035
Stock-based compensation			1,893		1,893		1,893
Acquisition of Lab Society			1,903		1,903		1,903
Acquisition of Lab Society (in Shares)	1,490
Issuance of Common Stock and warrants in private placement			14,800		14,800		14,800
Issuance of Common Stock and warrants in private placement (in Shares)	12,252
Exercise of options			20		20		20
Exercise of options (in Shares)	42
Exercise of warrants			2		2		2
Exercise of warrants (in Shares)	8,138
Net income (loss)				(72,824)	(72,824)	4	(72,820)
Balance at Jun. 30, 2022			214,652	(131,799)	82,853	369	83,222
Balance (in Shares) at Jun. 30, 2022	132,957
Balance at Dec. 31, 2021			196,034	(58,975)	137,059	365	137,424
Balance (in Shares) at Dec. 31, 2021	111,035
Net income (loss)							(130,230)
Balance at Sep. 30, 2022			218,523	(189,212)	29,311	370	29,681
Balance (in Shares) at Sep. 30, 2022	134,550
Balance at Dec. 31, 2021			196,034	(58,975)	137,059	365	137,424
Balance (in Shares) at Dec. 31, 2021	111,035
Stock-based compensation			4,319		4,319		4,319
Issuance of Common Stock, warrants, and prefunded warrants in private placement			14,824		14,824		14,824
Issuance of Common Stock, warrants, and prefunded warrants in private placement (in Shares)	20,105
Confidentially marketed public offering	$ 1		3,269		3,270		3,270
Confidentially marketed public offering (in Shares)	594,232
Issuance of Common Stock through an “at the market” offering, net of fees			15,042		15,042		15,042
Issuance of Common Stock through an “at the market” offering, net of fees (in Shares)	306,628
Common Stock issued for contingent liabilities			2,220		2,220		2,220
Common Stock issued for contingent liabilities (in Shares)	435
Acquisition of Lab Society			1,904		1,904		1,904
Acquisition of Lab Society (in Shares)	2,128
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	1,249
Exercise of options			20		20		20
Exercise of options (in Shares)	43
Exercise of warrants			243		243		243
Exercise of warrants (in Shares)	2,443
Net income (loss)				(188,173)	(188,173)	(134)	(188,307)
Balance at Dec. 31, 2022	$ 1		237,875	(247,148)	(9,272)	231	(9,041)
Balance (in Shares) at Dec. 31, 2022	1,038,298
Balance at Jun. 30, 2022			214,652	(131,799)	82,853	369	83,222
Balance (in Shares) at Jun. 30, 2022	132,957
Stock-based compensation			1,645		1,645		1,645
Issuance of Common Stock in connection with acquisition			2,220		2,220		2,220
Issuance of Common Stock in connection with acquisition (in Shares)	435
Exercise of warrants			2		2		2
Exercise of warrants (in Shares)	158
Reclass of warrant liability			4		4		4
Issuance of restricted stock
Issuance of restricted stock (in Shares)	1,000
Net income (loss)				(57,413)	(57,413)	1	(57,412)
Balance at Sep. 30, 2022			218,523	(189,212)	29,311	370	29,681
Balance (in Shares) at Sep. 30, 2022	134,550
Balance at Dec. 31, 2022	$ 1		237,875	(247,148)	(9,272)	231	(9,041)
Balance (in Shares) at Dec. 31, 2022	1,038,298
Stock-based compensation			1,611		1,611		1,611
Issuance of Common Stock through an “at the market” offering, net of fees			1,545		1,545		1,545
Issuance of Common Stock through an “at the market” offering, net of fees (in Shares)	323,082
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	17
Issuance of Common Stock to Pure Pressure
Issuance of Common Stock to Pure Pressure (in Shares)	366
Exercise of prefunded warrants in private placement
Exercise of prefunded warrants in private placement (in Shares)	35,000
Conversion of Exchange Note			2,146		2,146		2,146
Conversion of Exchange Note (in Shares)	69,567
Proceeds from Employee Stock Purchase Plan Shares			25		25		25
Proceeds from Employee Stock Purchase Plan Shares (in Shares)	2,500
Conversion of Convertible Note	$ 1		1,171		1,172		1,172
Conversion of Convertible Note (in Shares)	153,617
Issuance of held-back shares to Lab Society
Issuance of held-back shares to Lab Society (in Shares)	499
Net income (loss)				(17,134)	(17,134)	2	(17,132)
Balance at Jun. 30, 2023	$ 2		244,373	(264,282)	(19,907)	233	(19,674)
Balance (in Shares) at Jun. 30, 2023	1,622,946
Balance at Dec. 31, 2022	$ 1		237,875	(247,148)	(9,272)	231	$ (9,041)
Balance (in Shares) at Dec. 31, 2022	1,038,298
Exercise of options (in Shares)							104
Net income (loss)							$ (19,226)
Balance at Sep. 30, 2023	$ 2		244,898	(266,374)	(21,474)	233	(21,241)
Balance (in Shares) at Sep. 30, 2023	1,651,281
Balance at Jun. 30, 2023	$ 2		244,373	(264,282)	(19,907)	233	(19,674)
Balance (in Shares) at Jun. 30, 2023	1,622,946
Stock-based compensation			525		525		525
Reverse stock split fractional share settlement
Reverse stock split fractional share settlement (in Shares)	28,335
Net income (loss)				(2,092)	(2,092)		(2,092)
Balance at Sep. 30, 2023	$ 2		$ 244,898	$ (266,374)	$ (21,474)	$ 233	$ (21,241)
Balance (in Shares) at Sep. 30, 2023	1,651,281